Acquisition of FOH Online Corp Inc. - Disclosure of Detailed Information About Assets and Liabilities Recognised (Details) - NZD ($) $ in Thousands	Nov. 15, 2018	Jun. 19, 2018
Acquisition Of Foh Online Corp Inc.
Cash	$ 278	$ 592
Net balance with sub licencee	(3,119)
Loan payable to EJ Watson	(2,172)
Patents and Licences	24,959
Net identifiable assets acquired	$ 19,946	$ 8,398